Expense Example, No Redemption - Spectrum Preferred and Capital Securities Income Fund	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years	Class J 1 year	Class J 3 years	Class J 5 years	Class J 10 years
USD ($)	182	563	970	1,908	104	325	563	1,248